Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial instruments [Abstract]
Disclosure of financial assets by categories	Financial assets and liabilities by categories:

December 31, 2024	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$862.8	$—	$—	$862.8
Trade receivables from provisional concentrates sales (1)	—	31.2	—	31.2
Receivable not arising from sale of metal concentrates (1)	127.3	—	—	127.3
Investments	—	23.7	0.8	24.5
Contingent Consideration (Note 9) (2)	—	36.8	—	36.8
	$990.1	$91.7	$0.8	$1,082.6
Financial Liabilities:
Derivative liabilities	$—	$12.8	$—	$12.8
Debt	$708.8	$—	$—	$708.8
(1)Included in Trade and other receivables.
(2)Included in Other long-term assets.

December 31, 2023	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$399.6	$—	$—	$399.6
Trade receivables from provisional concentrates sales (1)	—	17.5	—	17.5
Receivable not arising from sale of metal concentrates (1)	110.1	—	—	110.1
Investments	—	38.1	3.2	41.3
Derivative assets (2)	—	6.9	—	6.9
	$509.7	$62.5	$3.2	$575.4
Financial Liabilities:
Derivative liabilities	$—	$0.1	$—	$0.1
Debt	$703.7	$—	$—	$703.7
(1)Included in Trade and other receivables.
(2)Included in Other assets and Other liabilities.

Disclosure of financial liabilities by categories	Financial assets and liabilities by categories:

December 31, 2024	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$862.8	$—	$—	$862.8
Trade receivables from provisional concentrates sales (1)	—	31.2	—	31.2
Receivable not arising from sale of metal concentrates (1)	127.3	—	—	127.3
Investments	—	23.7	0.8	24.5
Contingent Consideration (Note 9) (2)	—	36.8	—	36.8
	$990.1	$91.7	$0.8	$1,082.6
Financial Liabilities:
Derivative liabilities	$—	$12.8	$—	$12.8
Debt	$708.8	$—	$—	$708.8
(1)Included in Trade and other receivables.
(2)Included in Other long-term assets.

December 31, 2023	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$399.6	$—	$—	$399.6
Trade receivables from provisional concentrates sales (1)	—	17.5	—	17.5
Receivable not arising from sale of metal concentrates (1)	110.1	—	—	110.1
Investments	—	38.1	3.2	41.3
Derivative assets (2)	—	6.9	—	6.9
	$509.7	$62.5	$3.2	$575.4
Financial Liabilities:
Derivative liabilities	$—	$0.1	$—	$0.1
Debt	$703.7	$—	$—	$703.7
(1)Included in Trade and other receivables.
(2)Included in Other assets and Other liabilities.

Disclosure of financial instruments at fair value through profit or loss	The losses from investments recorded at FVTPL for the year ended December 31, 2024 and 2023 were as follows:

	2024	2023
Unrealized losses on investments	$(14.3)	$(6.5)
Realized gains on investments	—	1.0
	$(14.3)	$(5.5)
The losses and gains on derivatives for the year ended December 31, 2024 and 2023 were comprised of the following:

	2024	2023
Realized (losses) gains on derivatives	$(5.5)	$13.8
Unrealized losses on derivatives	(19.6)	(5.5)
	$(25.1)	$8.3

Disclosure of financial instruments designated at fair value through profit or loss	The losses from the Company's investments recorded at FVTOCI for the year ended December 31, 2024 and 2023 were as follows:

	2024	2023
Unrealized losses on investments	$(0.5)	$(5.4)
Realized gains (losses) on investments (1)	0.1	(18.8)
	$(0.4)	$(24.2)
(1)Excludes income tax expense of $nil, recorded through OCI, related to investments for the year ended December 31, 2024 (2023 - $0.5 million).

Disclosure of assets and liabilities in the fair value hierarchy
The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the SFP at fair value on a recurring basis were categorized as follows:

	At December 31, 2024			At December 31, 2023
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Assets and Liabilities:
Investments (Note 11)	$24.5	$—	$—	$41.3	$—	$—
Trade receivables from provisional concentrate sales	—	31.2	—	—	17.5	—
Derivative assets (1)	—	—	—	—	6.9	—
Contingent Consideration (Note 9) (1)	—	—	36.8	—	—	—
Derivative liabilities	—	(12.8)	—	—	(0.1)	—
	$24.5	$18.4	$36.8	$41.3	$24.3	$—
(1)Included in Other assets and Other liabilities.

Disclosure of credit risk exposure
Cash and cash equivalents, trade accounts receivable and other receivables that represent the maximum credit risk to the Company consist of the following:

	December 31, 2024	December 31, 2023
Cash and cash equivalents	$862.8	$399.6
Trade accounts receivable (1)	31.2	17.5
Supplier advances (1)	6.7	10.4
(1)Included in Trade and other receivables.

Disclosure of maturity analysis for derivative financial liabilities	The following tables summarize the remaining contractual maturities of the Company's financial liabilities and operating and capital commitments on an undiscounted basis:

Payments due by period December 31, 2024
	Within 1 year	2 - 3 years	4- 5 years	After 5 years	Total
Accounts payable and accrued liabilities other than:	$471.4	$—	$—	$—	$471.4
Severance liabilities	7.6	12.5	7.9	32.4	60.4
Payroll liabilities	10.4	—	—	—	10.4
Total accounts payable and accrued liabilities	489.4	12.5	7.9	32.4	542.2
Income tax payables	102.1	—	—	—	102.1
Other liabilities	12.8	—	—	—	12.8
Debt
Repayment of principal	6.8	282.5	—	419.5	708.8
Interest and standby fees	28.9	56.8	28.5	21.4	135.6
Provisions (1)(2)	5.4	9.0	2.4	7.3	24.1
Future payroll liabilities	1.7	27.0	—	2.7	31.4
Total contractual obligations (2)	$647.1	$387.8	$38.8	$483.3	$1,557.0
(1)Total litigation provision (Note 18).
(2)Amounts above do not include payments related to closure and decommissioning (current $27.7 million, long-term $410.6 million) discussed in Note 18, and lease obligations discussed in Note 19.

Payments due by period December 31, 2023
	Within 1 year	2 - 3 years	4- 5 years	After 5 years	Total
Accounts payable and accrued liabilities other than:	$491.0	$—	$—	$—	$491.0
Severance liabilities	2.1	17.2	9.0	32.2	60.5
Payroll liabilities	4.9	—	—	—	4.9
Total accounts payable and accrued liabilities	498.0	17.2	9.0	32.2	556.4
Income tax payables	32.1	—	—	—	32.1
Debt
Repayment of principal	6.7	11.9	275.3	409.8	703.7
Interest and standby fees	29.1	57.6	43.4	34.5	164.6
Provisions (1)(2)	4.0	14.0	1.2	7.7	26.9
Future payroll liabilities	2.5	17.0	—	1.8	21.3
Total contractual obligations (2)	$572.4	$117.7	$328.9	$486.0	$1,505.0
(1)Total litigation provision (Note 18).
(2)Amounts above do not include payments related to closure and decommissioning (current $37.6 million, long-term $409.5 million) discussed in Note 18, and lease obligations discussed in Note 19.

Disclosure of exposure to currency risk through financial assets and liabilities
The Company is exposed to currency risk through the following financial assets and liabilities, and deferred tax assets and liabilities denominated in foreign currencies:

At December 31, 2024	Cash and investments	Other current and non-current assets	Income taxes receivable (payable), current and non- current	Accounts payable and accrued liabilities and non- current liabilities	Deferred tax assets and liabilities
Canadian dollar	$40.3	$6.5	$(7.2)	$(67.2)	$(8.6)
Mexican peso	7.9	19.9	12.8	(28.4)	12.7
Argentine peso	0.1	43.6	0.6	(73.7)	(10.4)
Bolivian boliviano	10.0	8.7	(18.0)	(7.0)	(0.2)
European euro	—	—	—	(0.1)	—
Peruvian sol	2.9	25.2	(31.6)	(39.8)	(55.3)
Guatemala quetzal	0.1	0.1	—	(6.2)	—
Chilean peso	6.6	5.5	(15.9)	(77.1)	(61.3)
Brazilian real	1.1	3.9	(14.5)	(42.9)	(352.4)
	$69.0	$113.4	$(73.8)	$(342.4)	$(475.5)

At December 31, 2023	Cash and investments	Other current and non-current assets	Income taxes receivable (payable), current and non- current	Accounts payable and accrued liabilities and non- current liabilities	Deferred tax assets and liabilities
Canadian dollar	$47.6	$4.6	$8.0	$(56.1)	$12.0
Mexican peso	3.2	14.3	11.4	(54.0)	33.9
Argentine peso	0.4	21.5	—	(79.0)	(12.1)
Bolivian boliviano	9.2	8.0	(7.0)	(7.6)	(3.8)
European euro	0.1	—	(2.2)	(0.1)	—
Peruvian sol	6.1	22.0	5.1	(87.2)	(68.1)
Guatemala quetzal	0.2	0.1	(0.1)	(9.6)	—
Chilean peso	1.2	7.2	18.5	(75.9)	(89.8)
Brazilian real	0.4	5.6	(5.4)	(39.3)	(333.3)
	$68.4	$83.3	$28.3	$(408.8)	$(461.2)
At December 31, 2024, the Company had outstanding positions on its foreign currency exposure of Mexican peso ("MXN"), Peruvian sol ("PEN"), Canadian dollar ("CAD"), Chilean peso ("CLP") and Brazilian real ("BRL") purchases. The Company recorded the following derivative losses and gains on currencies for the year ended December 31, 2024 and 2023:

	2024	2023
Mexican peso (losses) gains	$(2.7)	$2.5
Peruvian sol gains	0.2	2.9
Canadian dollar (losses) gains	(5.5)	4.1
Chilean peso losses	(6.4)	(3.0)
Brazilian real (losses) gains	(11.0)	1.2
	$(25.4)	$7.7

Schedule of derivative gains and losses	for the year ended December 31, 2024 and 2023